PYXIS FUNDS II

Supplement dated May 14, 2012 to

Pyxis Funds II Prospectus dated February 1, 2012

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Pyxis Energy and Materials Fund

Portfolio Management

Effective May 31, 2012, the section titled “Portfolio Management” in the summary section for Pyxis Energy and Materials Fund on page 15 of the Prospectus is amended and restated as follows:

Pyxis Capital, L.P. (the “Adviser”) serves as the investment adviser to the Fund and Highland Capital Management, L.P. serves as the sub-adviser to the Fund. The portfolio manager for the Fund is:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/Sub-Adviser
Matthew A. Lemme	April 2012	Portfolio Manager

Portfolio Management Teams

Effective May 31, 2012, the sentence regarding Pyxis Energy and Materials Fund in the section titled “Management of the Funds – About the Funds’ Portfolio Managers – Portfolio Management Teams” on page 98 of the Prospectus is amended and restated as follows:

Pyxis Energy and Materials Fund is managed by Matthew A. Lemme.

Portfolio Manager Biographies

Effective May 31, 2012, the paragraph regarding Amit Walia in the section titled “Management of the Funds – About the Funds’ Portfolio Managers – Portfolio Manager Biographies” on page 101 of the Prospectus is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE

PYXIS FUNDS II

Supplement dated May 14, 2012 to

Pyxis Funds II Statement of Additional Information dated February 1, 2012

This Supplement provides new and additional information beyond that contained in the

Statement of Additional Information and should be read in conjunction with the

Statement of Additional Information.

Pyxis Energy and Materials Fund

Portfolio Managers – Other Accounts Managed and Ownership of Securities

Effective May 31, 2012, the information in the table regarding Pyxis Energy and Materials Fund on page 50 of the Statement of Additional Information is amended and restated as follows:

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

Energy and Materials

Matthew A. Lemme*	None	None	None	Over $100,000

*	Information provided as of May 1, 2012.

[1]	Asset amounts include only the portion of each account’s total assets for which the identified portfolio manager is primarily responsible for the day-to-day management.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE